UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number  811-07959
                                                     ---------

                             ADVISORS SERIES TRUST
                             ---------------------
               (Exact name of registrant as specified in charter)

                             615 EAST MICHIGAN ST.
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ERIC M. BANHAZL
                             ADVISORS SERIES TRUST
                       2020 EAST FINANCIAL WAY, SUITE 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5340
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31, 2006
                         -----------------

Date of reporting period:  JUNE 30, 2006
                           -------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

                                (AL FRANK LOGO)

                                 AL FRANK FUND
                          AL FRANK DIVIDEND VALUE FUND

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2006

                                 AL FRANK FUNDS
                         32392 COAST HIGHWAY, SUITE 260
                             LAGUNA BEACH, CA 92651
                      SHAREHOLDER SERVICES (888) 263-6443
                              WWW.ALFRANKFUNDS.COM

                                                 AL FRANK ASSET MANAGEMENT, INC.
                          32392 Coast Highway, Suite 260, Laguna Beach, CA 92651
                                                            www.alfrankfunds.com

August 2006

Dear Shareholder:

Recognizing that many of our shareholders have only recently purchased their stakes in The Al Frank Fund and/or The Al Frank Dividend Value Fund, we offer the friendly reminder that we are buying and holding stocks based on their prospects for long-term, three-to-five year capital appreciation, not for how they may perform over a week, month, quarter, or even half-year. We are thus never overly concerned with interim returns as we will not alter our disciplined investment philosophy based on short-term fluctuations. It has been this strict adherence to our value-based approach, we believe, that has been responsible for our long-term results.

We know that more than a few Al Frank Fund shareholders have been drawn to our market-beating 3-year, 5-year and life-of-fund performance figures, but it must be pointed out that those gains were not achieved without any setbacks. For example, The Al Frank Fund was down as much as 8.83% at one point in 2005, yet closed the year with a gain of 11.06%. And, we can't forget that after a rough time in 1998, the Fund roared back to return 60% in 1999, and that after dismal returns in 2002, The Al Frank Fund soared 78% in 2003. Not once during those difficult periods did we waver from our time-tested approach of buying and patiently holding undervalued stocks. In fact, some of the very same stocks that created the lousy returns were responsible for the tremendous recoveries!

The table below documents the performance numbers of which I speak. Of course, despite the long-term results, we realize that many shareholders will continue to try to time their purchases and sales of our Funds, a practice we seek to discourage via a 2% redemption fee on shares not held for at least 60 days. Sadly, we are aware that quite a few short-term oriented folks have lost money investing in our Funds, even as both The Al Frank Fund and The Al Frank Dividend Value Fund have enjoyed handsome long-term returns since their respective inception dates. For what it is worth, rather than contemplating a sale, I have utilized periods of poor performance to add to my holdings, a strategy also employed by many of our longer-tenured shareholders.

FUND PERFORMANCE

                                      AL FRANK
                       AL FRANK       DIVIDEND
                         FUND        VALUE FUND
                       INVESTOR       INVESTOR      RUSSELL       S&P       WILSHIRE
                         CLASS          CLASS         2000        500         5000
                       --------      ----------     -------       ---       --------
AVERAGE ANNUAL TOTAL RETURNS THROUGH 6/30/06
            1 Year      12.87%         11.50%        14.58%      8.63%        9.92%
           3 Years      23.63%            n/a        18.70%     11.20%       12.98%
           5 Years      13.00%            n/a         8.50%      2.49%        4.02%
 Since 1/2/98*<F1>      15.99%            n/a         7.44%      4.83%        5.36%
Since 9/30/04*<F1>      17.11%         14.87%        15.71%      9.76%       11.60%

*<F1> Inception date is 1/2/98 for the Al Frank Fund and 9/30/04 for the Al Frank Dividend Value Fund.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. Performance data to the most recent month end may be obtained by visiting www.alfrankfunds.com. The Funds impose a 2% redemption fee on shares held for less than 60 days. Performance data does not reflect redemption fee. Had the fee been included, returns would be lower.

                                     ******

Certainly, we are well aware that the performance of both The Al Frank Fund and The Al Frank Dividend Value Fund over the first half of 2006 have been below their historical returns, just as has been the performance of the market benchmarks to which we have been traditionally compared. We aren't trying to make excuses, but sky-high energy prices, a slowdown in the housing market, mixed data on inflation and the strength of the U.S. economy, several more quarter-point increases in interest rates from the Federal Reserve, fears of a slowdown in corporate profit growth, new trouble in the Middle East and a fresh terrorist scare are all factors negatively influencing stock prices so far in 2006.

Nevertheless, with interest rates remaining low by historical standards, corporate balance sheets still flush with cash, merger & acquisition activity going strong, the Federal Reserve likely nearing the end of its tightening cycle and valuations on many stocks approaching their cheapest levels in the last two decades, we can't help but be optimistic about the future.

And speaking of valuations, consider data gleaned from the web site of Standard & Poor's Investment Services (http://www2.standardandpoors.com/spf/xls/
                              -----------------------------------------
index/sp500pe_ratio.xls and http://www2.standardandpoors.com/spf/xls/index/
-----------------------     -----------------------------------------------
SP500EPSEST.XLS) in regard to the widely-followed S&P 500 Index. Since 1996, the
---------------
average Price-to-Earnings ratio (P/E) based on operating earnings has been 22.5 and since 1988, the average P/E has been 19.7. Today, the P/E is 15.5 and on a forward-looking (next-12-months) basis, it drops to 14.7. Some may argue that stripping out non-recurring items by simply using operating earnings is a bit unfair, so S&P also calculates P/E ratios on an 'as-reported' basis. Looking at the numbers in this manner shows an average as-reported P/E of 27.5 since 1996 and an average P/E of 23.2 since 1988. Today, the figure stands at 17.0 on a trailing-12-month basis and 15.0 on a forward basis. Clearly, stocks appear to be cheap relative to where they have traded in the past two decades, though I do concede that they are less undervalued when one looks at the average P/E on the S&P 500 of 15.7 since 1935.

                                     ******

Given that both of our Funds are broadly diversified, one or two winning or losing stocks do not make or break performance and, as is generally the case, in the first half of 2006 favorable earnings comparisons powered the winning stocks while disappointing results drove the losers lower. The Al Frank Fund has benefited this year from strong gains in: energy stocks like Holly Corp, Oceaneering Int'l and Valero Energy; commodity stocks like Aleris Int'l & Archer Daniels Midland; technology stocks like Diodes and Lam Research construction-related stocks like Ameron Int'l; aerospace stocks like LMI Aerospace; transportation stocks like CSX Corp, retail stocks like American Eagle Outfitters and apparel & footwear stocks like Steven Madden. Also helping performance were buyout offers received on Applica, Inco, Maverick Tube and RSA Security.

The Al Frank Dividend Value Fund was powered higher by some of the same Al Frank Fund stellar performers such as American Eagle Outfitters, Ameron Int'l, Archer Daniels Midland, CSX Corp and Valero Energy, but also by American Ecology, Empire Resources, Insteel Industries, Kerr McGee, NuCor & Trinity Industries.

Obviously, not all of our picks were winners. In the first half of 2006, The Al Frank Fund was held back by Beazer Homes, D.R. Horton, Forgent Networks, Hovnanian Enterprises, KB Home, Optimal Group, Orbit Int'l, PXRE Group, Ryland Group and United Healthcare. In The Al Frank Dividend Value Fund, AdTran, Beazer Homes, D.R. Horton, KB Home, Lennar Corp, PXRE Group, Ryland Group, Standard Pacific, Talbots and Wellman were among the largest losers.

Of course, shareholders should keep in mind that our largest holding in either Fund is less than 1.27% of total assets, so individual losers may not be very painful, and our historical experience has shown that our winners win more than our losers lose.

We are always working to improve our research, but the same fundamental analysis that gave us the top performers also led us to the laggards. In fact, as readers of our commentary over the years are likely aware, many of this year's winners started out as short-term losers. Remember that as long as a stock is undervalued, we will generally continue to hold. Hence, despite big setbacks this year, we continue to support the homebuilding stocks, nearly all of which trade at single-digit multiples to current and projected earnings and at the low end of their historical price to book value ranges.

Yes, we are well aware that housing has weakened considerably this year, industry news has been dismal of late, fears are mounting that a 'soft landing' in real estate may not materialize and homebuilding stocks have dominated the new-lows listings, but we remain convinced that the large, well-capitalized and geographically-diverse builders are solid long-term investments. In support of that assertion, we point to these observations: 1) The top 20 builders have plenty of room to grow as they had only a 27% market share at the end of 2004.
2) Demographic trends are favorable as baby boomers, echo boomers and immigrants are expected to fuel strong long-term housing demand. 3) The home ownership rate is likely to rise to 70%-72% by 2013, up from 64% in 1994. 4) The Harvard Joint Center for Housing Studies projects that housing starts will average two million per year over the next 10 years, up from 1.7 million over the past decade. 5) Land development restrictions are likely to intensify with the regulatory approval process becoming increasingly lengthy. 6) Large builders benefit from economies of scale that can enhance margins. 7) Interest rates, though now above the generational lows seen a few years ago, remain low by historical standards.

Despite our enthusiasm for the long-term prospects of the homebuilders, shareholders should understand that our desire for broad portfolio diversification means that we invest in numerous industry groups, rarely placing big bets on any one particular sector. By way of example, consider that home construction stocks accounted for just 4.9% of our holdings in The Al Frank Fund and 3.2% in The Al Frank Dividend Value Fund as of June 30, 2006.

                                     ******

While we recognize that The Al Frank Fund and The Al Frank Dividend Value Fund are classified as Small- to Mid-Cap Value Funds, we remind shareholders that we are never constrained by asset allocation style boxes. Take a look at the Top 10 Holdings (as a percentage of total assets on June 30, 2006) of each Fund to see what I mean. In The Al Frank Fund, Valero Energy, Marathon Oil and Washington Mutual boast market capitalizations of more than $30 billion, not exactly small-cap, while in The Al Frank Dividend Value Fund, companies like Trinity Industries, Kerr McGee and Archer Daniels Midland could be considered more growth oriented as opposed to value-based. Of course, all of the companies in which we invest sport what we believe are inexpensive valuation metrics when we first add them to the Funds.

TOP TEN HOLDINGS                                           AS OF JUNE 30, 2006

THE AL FRANK FUND                        THE AL FRANK DIVIDEND VALUE FUND
 1.  Valero Energy              1.02%    1.  Valero Energy               1.26%
 2.  Giant Industries           0.96%    2.  Trinity Industries          1.06%
 3.  Holly Corp.                0.92%    3.  Marathon Oil                1.01%
 4.  Maverick Tube              0.86%    4.  Kerr-McGee                  0.97%
 5.  Aleris Int'l.              0.86%    5.  Ryerson Inc.                0.94%
 6.  Marathon Oil               0.85%    6.  Bank of America             0.93%
 7.  Diodes                     0.84%    7.  Archer-Daniels-Midland      0.87%
 8.  Washington Mutual          0.83%    8.  Ameron                      0.82%
 9.  Transocean                 0.82%    9.  CSX                         0.79%
10.  Tesoro Corp.               0.81%   10.  Nucor                       0.76%

Top Ten Holdings are subject to change.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

We are proud of the fact that we are style agnostic as we seek bargains wherever they reside. If Blue-Chips are cheap, we will buy them. If technology stocks are undervalued, we will not hesitate to pick them up. After all, we believe that if we limit our investment universe by inflexible market-cap or classical value-versus-growth distinctions, then we are likely to limit our potential returns! Generally speaking, mid- and large-cap stocks have become more attractive on a relative basis these days as small-cap stocks have performed well over the past five years. Thus, new purchases in the mid- and large-cap areas are moving the median market capitalizations of both of our Funds higher.

                                     ******

For those whose confidence in our strategy may be wavering, I can offer the perspective that we have lived through difficult market conditions on numerous occasions in the past. While there can never be any guarantees, we always advise staying the course when the going gets tough as we know that our performance will never be uniform. We have had years in the past where we have lost money, years where we have enjoyed above-average gains and years that have been closer to the 10% to 12% annualized return that Ibbotson Associates has calculated as the average for equities over the past 80 years. And despite the inevitable ups and downs, we have nearly always been very happy with our patient, buy-and-hold-but-don't-forget strategy in the fullness of time.

While many are already receiving our philosophical musings via their subscriptions to The Prudent Speculator newsletter, we encourage those who are not subscribers to visit www.alfrankfunds.com/sar06 for additional subscription information and to sign up for our free periodic Buckingham Report service. The next time the going gets tough, we hope that you will think twice before redeeming and we think the newsletter and the Buckingham Reports just might encourage you to keep the faith or even add to your holdings!

All of us at Al Frank Asset Management appreciate the patronage of our long-term oriented shareholders and we continue to be guided by the motto, "In order to turn ordinary into extraordinary, you put in the extra." And why noto Our money is invested right beside yours.

Sincerely,

/s/John Buckingham

John Buckingham
President & Chief Portfolio Manager

Opinions expressed are those of John Buckingham, which are subject to change and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

INVESTING IN SECURITIES OF SMALL AND MEDIUM-CAPITALIZATION COMPANIES INVOLVES GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.

Investment performance reflects voluntary fee waivers. In the absence of such waivers, total returns would be reduced.

The S&P 500, Russell 2000 and Wilshire 5000 are unmanaged indices commonly used to measure performance of U.S. stocks. The S&P 500 invests primarily in large-cap stocks; the Wilshire 5000 invests primarily in small-, mid- and large-cap stocks; and the Russell 2000 invests primarily in small-cap stocks. You cannot invest directly in an index. P/E Ratio is the current stock price divided by the earnings per share. Price to Book Value Ratio is the current stock price divided by common stockholders' equity per share.

This material must be preceded or accompanied by a current prospectus. Read it carefully before investing.

The Al Frank Funds are distributed by Quasar Distributors LLC. (8/06)

                                 AL FRANK FUNDS

EXPENSE EXAMPLE AT JUNE 30, 2006 (UNAUDITED)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Investor Class at the beginning of the period and held for the entire period (1/1/06 - 6/30/06). The Example is also based on an investment of $1,000 invested in the Advisor Class at the beginning of the period and held for the entire period (4/30/06 - 6/30/06).

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.98% and 1.73% per the advisory agreement for the Investor Class and Advisor Class, respectively. Please note that the Al Frank Fund Investor and Advisor Classes operated below the expense cap at 1.57% and 1.32%, respectively. Although the Fund(s) charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AL FRANK FUND - INVESTOR CLASS

                             BEGINNING        ENDING          EXPENSES PAID
                           ACCOUNT VALUE  ACCOUNT VALUE       DURING PERIOD
                              1/1/06         6/30/06      1/1/06 - 6/30/06*<F2>
                           -------------  -------------   ---------------------
Actual                       $1,000.00      $1,029.90             $7.90
Hypothetical (5% return      $1,000.00      $1,017.01             $7.85
  before expenses)

*<F2> Expenses are equal to the Fund's annualized expense ratio of 1.57%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

AL FRANK FUND - ADVISOR CLASS

                             BEGINNING        ENDING          EXPENSES PAID
                           ACCOUNT VALUE  ACCOUNT VALUE       DURING PERIOD
                              4/30/06        6/30/06     4/30/06 - 6/30/06*<F3>
                           -------------  -------------  ----------------------
Actual                       $1,000.00      $  939.00             $2.14
Hypothetical (5% return      $1,000.00      $1,018.25             $2.23
  before expenses)

*<F3> Expenses are equal to the Fund's annualized expense ratio of 1.32%, multiplied by the average account value over the period, multiplied by 61 (days since inception) divided by 365 days to reflect the expense since inception on April 30, 2006.

AL FRANK DIVIDEND VALUE FUND - INVESTOR CLASS

                             BEGINNING        ENDING          EXPENSES PAID
                           ACCOUNT VALUE  ACCOUNT VALUE       DURING PERIOD
                              1/1/06         6/30/06      1/1/06 - 6/30/06*<F4>
                           -------------  -------------   ---------------------
Actual                       $1,000.00      $1,065.60            $10.14
Hypothetical (5% return      $1,000.00      $1,014.98            $ 9.89
  before expenses)

*<F4> Expenses are equal to the Fund's annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 181 (days in most recent fiscal half-year) divided by 365 days to reflect the one half-year expense.

AL FRANK DIVIDEND VALUE FUND - ADVISOR CLASS

                             BEGINNING        ENDING          EXPENSES PAID
                           ACCOUNT VALUE  ACCOUNT VALUE       DURING PERIOD
                              4/30/06        6/30/06     4/30/06 - 6/30/06*<F5>
                           -------------  -------------  ----------------------
Actual                       $1,000.00      $  961.30             $2.84
Hypothetical (5% return      $1,000.00      $1,016.22             $2.91
  before expenses)

*<F5> Expenses are equal to the Fund's annualized expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 61 (days since inception) divided by 365 days to reflect the expense since inception on April 30, 2006.

                                 AL FRANK FUNDS

ALLOCATION OF PORTFOLIO ASSETS AT JUNE 30, 2006 (UNAUDITED)

                                 AL FRANK FUND

                    Consumer Cyclical                    17%
                    Consumer Noncyclical                  2%
                    Energy                               15%
                    Financial                             8%
                    Health Care                           7%
                    Industrial                           12%
                    Technology                           28%
                    Basic Materials                       7%
                    Telecommunications                    1%
                    Short-Term Investments                3%

                          AL FRANK DIVIDEND VALUE FUND

                    Consumer Cyclical                    22%
                    Consumer Noncyclical                  4%
                    Energy                               13%
                    Financial                            14%
                    Health Care                           7%
                    Industrial                           15%
                    Technology                           14%
                    Basic Materials                       6%
                    Telecommunications                    1%
                    Short-Term Investments                4%

                                 AL FRANK FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (UNAUDITED)

    Shares   Common Stocks: 96.99%                                    Value
    ------   ---------------------                                    -----
             ADVANCED INDUSTRIAL EQUIPMENT: 1.06%
     7,000   Eaton Corp.                                          $    527,800
    45,000   The Lamson & Sessions Co.*<F6>                          1,276,200
    76,200   O.I. Corp.                                                958,215
    65,000   Technology Research Corp.                                 330,850
                                                                  ------------
                                                                     3,093,065
                                                                  ------------
             ADVANCED MEDICAL DEVICES: 0.52%
     7,176   Advanced Medical Optics, Inc.*<F6>                        363,823
   273,300   Cathay Merchant Group, Inc.*<F6>                          109,320
    15,074   Utah Medical Products, Inc.                               452,371
    75,000   Vascular Solutions, Inc.*<F6>                             592,500
                                                                  ------------
                                                                     1,518,014
                                                                  ------------
             AEROSPACE & DEFENSE: 4.00%
    24,100   AAR Corp.*<F6>                                            535,743
    50,000   The Allied Defense Group, Inc.*<F6>                     1,099,500
    40,000   BE Aerospace, Inc.*<F6>                                   914,400
    15,500   The Boeing Co.                                          1,269,605
    40,000   Ducommun, Inc.*<F6>                                       740,800
    50,000   Kaman Corp. - Class A                                     910,000
   129,900   LMI Aerospace, Inc.*<F6>                                2,364,180
    22,000   Lockheed Martin Corp.                                   1,578,280
   143,750   Orbit International Corp.*<F6>                          1,036,437
     4,529   Pemco Aviation Group, Inc.*<F6>                            47,554
    15,000   Raytheon Co.                                              668,550
   110,700   SIFCO Industries, Inc.*<F6>                               533,574
                                                                  ------------
                                                                    11,698,623
                                                                  ------------
             AIRLINES: 1.43%
    22,000   Air France ADR                                            515,020
    80,000   Airtran Holdings, Inc.*<F6>                             1,188,800
    17,000   Alaska Air Group, Inc.*<F6>                               670,140
    95,000   Mesa Air Group, Inc.*<F6>                                 935,750
   175,000   Midwest Air Group, Inc.*<F6>                              883,750
                                                                  ------------
                                                                     4,193,460
                                                                  ------------
             ALUMINUM: 0.59%
    33,000   Alcoa, Inc.                                             1,067,880
    15,000   BHP Billiton Limited ADR                                  646,050
                                                                  ------------
                                                                     1,713,930
                                                                  ------------
             AUTOMOBILE MANUFACTURERS: 0.75%
    20,000   DaimlerChrysler AG#<F7>                                   987,200
    80,000   Ford Motor Co.                                            554,400
    22,000   General Motors Corp.                                      655,380
                                                                  ------------
                                                                     2,196,980
                                                                  ------------
             AUTOMOBILE PARTS & EQUIPMENT: 0.91%
    35,000   ArvinMeritor, Inc.                                        601,650
    23,000   Cooper Tire & Rubber Co.                                  256,220
   200,000   Dura Automotive Systems, Inc.*<F6>                        374,000
    35,000   Lear Corp.                                                777,350
    60,000   The Goodyear Tire & Rubber Co.*<F6>                       666,000
                                                                  ------------
                                                                     2,675,220
                                                                  ------------
             BANKS: 1.88%
    31,019   Bank of America Corp.                                   1,492,014
    20,000   BankAtlantic Bancorp, Inc. - Class A                      296,800
   102,480   BFC Financial Corp. - Class A*<F6>                        709,162
    65,000   Capstead Mortgage Corp.                                   493,350
    22,000   Citigroup, Inc.                                         1,061,280
    13,200   JPMorgan Chase & Co.                                      554,400
    12,500   National City Corp.                                       452,375
    21,000   Sovereign Bancorp, Inc.                                   426,510
                                                                  ------------
                                                                     5,485,891
                                                                  ------------
             BROKERAGES: 0.80%
    20,000   Lehman Brothers Holdings, Inc.                          1,303,000
     7,500   The Bear Stearns Companies, Inc.                        1,050,600
                                                                  ------------
                                                                     2,353,600
                                                                  ------------
             BUILDING MATERIALS: 2.11%
    20,000   Ameron International Corp.                              1,340,400
    16,000   Building Materials Holding Corp.                          445,920
   100,000   Huttig Building Products, Inc.*<F6>                       810,000
    17,000   International Aluminum Corp.                              646,000
    60,000   JLG Industries, Inc.                                    1,350,000
    30,000   Ready Mix, Inc.*<F6>                                      388,800
   440,000   Smith-Midland Corp.*<F6>^<F8>                           1,188,000
                                                                  ------------
                                                                     6,169,120
                                                                  ------------
             BUSINESS SERVICES: 3.06%
    40,000   Ambassadors International, Inc.                           930,000
   245,000   Analysts International Corp.*<F6>                         490,000
   140,000   Computer Horizons Corp.*<F6>                              660,800
   110,000   Edgewater Technology, Inc.*<F6>                           763,400
   151,100   HealthStream, Inc.*<F6>                                   577,202
    50,000   Insweb Corp.*<F6>                                         131,500
    30,000   MasTec, Inc.*<F6>                                         396,300
   125,000   Onvia.com, Inc.*<F6>                                      661,250
   102,000   Optimal Group, Inc. - Class A*<F6>#<F7>                 1,378,020
    14,500   Technology Solutions Co.*<F6>                             134,125
   220,000   Traffix, Inc.                                           1,185,800
    89,999   ValueClick, Inc.*<F6>                                   1,381,485
    95,000   Vicon Industries, Inc.*<F6>                               266,000
                                                                  ------------
                                                                     8,955,882
                                                                  ------------
             CASINOS & CASINO EQUIPMENT: 0.36%
    30,000   Bally Technologies, Inc.*<F6>                             494,100
    15,000   International Game Technology                             569,100
                                                                  ------------
                                                                     1,063,200
                                                                  ------------
             CHEMICALS, COMMODITY: 1.05%
    15,000   E.I. Du Pont de Nemours and Co.                           624,000
    35,000   Lyondell Chemical Co.                                     793,100
    60,000   Olin Corp.                                              1,075,800
    15,000   The Dow Chemical Co.                                      585,450
                                                                  ------------
                                                                     3,078,350
                                                                  ------------
             CHEMICALS, SPECIALTY: 0.52%
    20,000   OM Group, Inc.*<F6>                                       617,000
    25,000   The Mosaic Co.*<F6>                                       391,250
   125,000   Wellman, Inc.                                             505,000
                                                                  ------------
                                                                     1,513,250
                                                                  ------------
             CLOTHING/FABRICS: 1.44%
    50,000   Delta Apparel, Inc.                                       857,000
   120,000   Hartmarx Corp.*<F6>                                       720,000
    10,000   Kellwood Co.                                              292,700
    10,000   Oxford Industries, Inc.                                   394,100
    60,000   Quaker Fabric Corp.*<F6>                                   81,600
    80,000   Quiksilver, Inc.*<F6>                                     974,400
   305,000   Unifi, Inc.*<F6>                                          884,500
                                                                  ------------
                                                                     4,204,300
                                                                  ------------
             COMMUNICATIONS TECHNOLOGY: 4.77%
   140,000   3Com Corp.*<F6>                                           716,800
    45,000   Andrew Corp.*<F6>                                         398,700
   350,000   APA Enterprises, Inc.*<F6>                                465,500
   150,000   AsiaInfo Holdings, Inc.*<F6>                              643,500
    57,500   Avaya, Inc.*<F6>                                          656,650
   130,000   Avici Systems, Inc.*<F6>                                  751,400
   241,000   Blonder Tongue Laboratories, Inc.*<F6>                    409,700
    65,000   Communications Systems, Inc.                              665,600
    30,000   Comverse Technology, Inc.*<F6>                            593,100
   230,000   deltathree, Inc. - Class A*<F6>                           533,600
    66,600   Digi International, Inc.*<F6>                             834,498
   369,476   Forgent Networks, Inc.*<F6>                               247,586
    90,000   McDATA Corp. - Class A*<F6>                               367,200
    30,000   Motorola, Inc.                                            604,500
   135,000   Network Equipment Technologies, Inc.*<F6>                 423,900
    75,000   Novell, Inc.*<F6>                                         497,250
    28,000   Polycom, Inc.*<F6>                                        613,760
   100,000   Stratos International, Inc.*<F6>                          685,000
    27,609   Symmetricom, Inc.*<F6>                                    195,196
   125,000   Tellabs, Inc.*<F6>                                      1,663,750
   355,000   TII Network Technologies, Inc.*<F6>                     1,146,650
    80,000   TriQuint Semiconductor, Inc.*<F6>                         356,800
   180,000   Wireless Telecom Group, Inc.                              477,000
                                                                  ------------
                                                                    13,947,640
                                                                  ------------
             COMPUTERS/HARDWARE: 1.63%
    55,000   AU Optronics Corp. ADR                                    783,200
    20,000   Apple Computer, Inc.*<F6>                               1,142,400
    40,000   GTSI Corp.*<F6>                                           258,000
    30,000   Hewlett Packard Co.                                       950,400
     8,000   International Business Machines Corp.                     614,560
    20,000   SanDisk Corp.*<F6>                                      1,019,600
                                                                  ------------
                                                                     4,768,160
                                                                  ------------
             CONTAINERS & PACKAGING: 0.62%
    80,000   American Biltrite, Inc.*<F6>                              833,600
   103,043   Rock of Ages Corp.                                        499,759
   180,000   Rotonics Manufacturing, Inc.                              468,000
                                                                  ------------
                                                                     1,801,359
                                                                  ------------
             COSMETICS/PERSONAL CARE: 0.06%
    10,000   Helen of Troy Ltd.*<F6> #<F7>                             184,000
                                                                  ------------
             DATA STORAGE/DISK DRIVES: 1.08%
    80,000   Dot Hill Systems Corp.*<F6>                               273,600
   160,000   Innovex, Inc.*<F6>                                        611,200
    35,000   Seagate Technology#<F7>                                   792,400
    75,000   Western Digital Corp.*<F6>                              1,485,750
                                                                  ------------
                                                                     3,162,950
                                                                  ------------
             ELECTRICAL COMPONENTS & EQUIPMENT: 1.76%
    31,000   American Power Conversion Corp.                           604,190
    50,000   AVX Corp.                                                 789,500
    60,000   C&D Technologies, Inc.                                    451,200
   225,000   Fedders Corp.                                             544,500
    55,000   Frequency Electronics, Inc.                               713,900
    65,000   Kemet Corp.*<F6>                                          599,300
    91,500   Vishay Intertechnology, Inc.*<F6>                       1,439,295
                                                                  ------------
                                                                     5,141,885
                                                                  ------------
             ELECTRONIC MANUFACTURING SERVICES: 0.62%
    65,000   Flextronics International LTD*<F6>#<F7>                   690,300
    30,000   Nam Tai Electronics, Inc. #<F7>                           671,100
   100,000   Sanmina-SCI Corp.                                         460,000
                                                                  ------------
                                                                     1,821,400
                                                                  ------------
             FIBER OPTIC COMPONENTS: 0.64%
   370,000   Alliance Fiber Optic Products, Inc.*<F6>                  536,500
    75,000   Bookham, Inc.*<F6>                                        252,000
    45,000   Corning, Inc.*<F6>                                      1,088,550
                                                                  ------------
                                                                     1,877,050
                                                                  ------------
             FINANCIAL SERVICES, DIVERSIFIED:  0.33%
    40,000   H & R Block, Inc.                                         954,400
                                                                  ------------
             FIXED LINE COMMUNICATIONS: 0.37%
    25,000   ADC Telecommunications, Inc.*<F6>                         421,500
    20,000   Verizon Communications, Inc.                              669,800
                                                                  ------------
                                                                     1,091,300
                                                                  ------------
             FOOD MANUFACTURERS: 0.87%
    45,000   Archer-Daniels-Midland Co.                              1,857,600
    43,000   Sara Lee Corp.                                            688,860
                                                                  ------------
                                                                     2,546,460
                                                                  ------------
             FOOTWEAR: 0.39%
    21,000   Steven Madden, Ltd.*<F6>                                  622,020
    20,000   The Timberland Co. - Class A*<F6>                         522,000
                                                                  ------------
                                                                     1,144,020
                                                                  ------------
             FOREST PRODUCTS: 0.14%
    65,000   Pope & Talbot, Inc.                                       404,950
                                                                  ------------
             HEALTHCARE PROVIDERS: 2.82%
    42,000   Aetna, Inc.                                             1,677,060
    95,000   American Shared Hospital Services                         580,450
    20,000   HCA, Inc.                                                 863,000
    40,000   Humana, Inc.*<F6>                                       2,148,000
    60,000   Res-Care, Inc.*<F6>                                     1,200,000
    61,000   United American Healthcare Corp.*<F6>                     231,800
    34,667   UnitedHealth Group, Inc.                                1,552,388
                                                                  ------------
                                                                     8,252,698
                                                                  ------------
             HEAVY CONSTRUCTION: 0.10%
   135,000   Williams Industries, Inc.*<F6>                            279,436
                                                                  ------------
             HOME CONSTRUCTION: 4.91%
    34,000   Beazer Homes USA, Inc.                                  1,559,580
    20,000   Cavco Industries, Inc.*<F6>                               888,800
    22,500   Centex Corp.                                            1,131,750
    46,666   D.R. Horton, Inc.                                       1,111,584
    20,000   Hovanian Enterprises, Inc. - Class A*<F6>                 601,600
    25,000   KB Home                                                 1,146,250
    20,000   Lennar Corp. - Class A                                    887,400
    13,000   M.D.C. Holdings, Inc.                                     675,090
    13,000   Meritage Homes Corp.*<F6>                                 614,250
    14,000   M/I Homes, Inc.                                           491,120
    35,000   Orleans Homebuilders, Inc.                                568,750
    40,000   Pulte Homes, Inc.                                       1,151,600
    25,000   Ryland Group, Inc.                                      1,089,250
    40,000   Standard Pacific Corp.                                  1,028,000
    28,000   Toll Brothers, Inc.*<F6>                                  715,960
    35,000   WCI Communities, Inc.*<F6>                                704,900
                                                                  ------------
                                                                    14,365,884
                                                                  ------------
             HOME FURNISHINGS: 0.75%
   175,000   Applica, Inc.*<F6>                                        773,500
    32,700   Chromcraft Revington, Inc.*<F6>                           380,955
     6,000   Craftmade International, Inc.                             100,500
    33,896   The Dixie Group, Inc.*<F6>                                450,478
     6,000   Whirlpool Corp.                                           495,900
                                                                  ------------
                                                                     2,201,333
                                                                  ------------
             HOMELAND SECURITY: 0.24%
    40,000   OSI Systems, Inc.*<F6>                                    710,800
                                                                  ------------
             HOUSE, DURABLE: 0.21%
    90,000   Global-Tech Appliances, Inc.*<F6>#<F7>                    293,400
    45,000   Lenox Group, Inc.*<F6>                                    319,050
                                                                  ------------
                                                                       612,450
                                                                  ------------
             INDUSTRIAL DIVERSIFIED: 0.34%
    35,000   McRae Industries, Inc. - Class A                          437,500
    44,900   P & F Industries, Inc. - Class A*<F6>                     550,025
                                                                  ------------
                                                                       987,525
                                                                  ------------
             INDUSTRIAL SERVICES & DISTRIBUTORS: 0.76%
    30,000   Avnet, Inc.*<F6>                                          600,600
    75,000   Nu Horizons Electronics Corp.*<F6>                        723,750
    48,400   Spectrum Control, Inc.*<F6>                               447,700
    75,000   Trio-Tech International*<F6>                              458,250
                                                                  ------------
                                                                     2,230,300
                                                                  ------------
             INSURANCE, FULL LINE: 0.29%
    10,000   Hartford Financial Services Group, Inc.                   846,000
                                                                  ------------
             INSURANCE, LIFE: 0.48%
     2,500   National Western Life
               Insurance Co. - Class A*<F6>                            599,125
    45,000   UnumProvident Corp.                                       815,850
                                                                  ------------
                                                                     1,414,975
                                                                  ------------
             INSURANCE, PROPERTY & CASUALTY: 1.82%
    35,000   Direct General Corp.                                      592,200
    15,000   Endurance Specialty Holdings Ltd.#<F7>                    480,000
    20,000   Merchants Group, Inc.                                     610,800
    10,500   MGIC Investment Corp.                                     682,500
    11,500   Radian Group, Inc.                                        710,470
    25,000   RTW, Inc.*<F6>                                            270,875
    20,000   The Allstate Corp.                                      1,094,600
    20,000   The St. Paul Travelers Companies, Inc.                    891,600
                                                                  ------------
                                                                     5,333,045
                                                                  ------------
             MEDICAL SUPPLIES: 1.07%
    25,000   Baxter International, Inc.                                919,000
    30,000   Boston Scientific Corp.*<F6>                              505,200
    36,000   McKesson Corp.                                          1,702,080
                                                                  ------------
                                                                     3,126,280
                                                                  ------------
             NATURAL GAS: 0.30%
    30,000   KCS Energy, Inc.*<F6>                                     891,000
                                                                  ------------
             OIL, EQUIPMENT & SERVICES: 2.83%
    20,000   Bristow Group, Inc.*<F6>                                  720,000
    50,000   Key Energy Services, Inc.*<F6>                            762,500
    11,000   Lone Star Technologies, Inc.*<F6>                         594,220
    40,000   Maverick Tube Corp.*<F6>                                2,527,600
    48,000   Oceaneering International, Inc.*<F6>                    2,200,800
    30,000   Tidewater Inc.                                          1,476,000
                                                                  ------------
                                                                     8,281,120
                                                                  ------------
             OIL, EXPLORATION & PRODUCTION/DRILLING: 2.73%
    20,000   Chesapeake Energy Corp.                                   605,000
    35,000   GlobalSantaFe Corp.#<F7>                                2,021,250
   100,000   Grey Wolf, Inc.*<F6>                                      770,000
    36,000   Nabors Industries, Ltd.*<F6> #<F7>                      1,216,440
    13,000   Noble Energy, Inc.                                        609,180
    10,000   Rowan Companies, Inc.                                     355,900
    30,000   Transocean, Inc.*<F6>#<F7>                              2,409,600
                                                                  ------------
                                                                     7,987,370
                                                                  ------------
             OIL, INTEGRATED MAJORS: 2.87%
    35,000   Anadarko Petroleum Corp.                                1,669,150
    11,000   Chevron Corp.                                             682,660
    10,000   ConocoPhillips                                            655,300
    10,000   Exxon Mobil Corp.                                         613,500
    30,000   Marathon Oil Corp.                                      2,499,000
    16,800   Occidental Petroleum Corp.                              1,722,840
    19,000   Patterson-UTI Energy, Inc.                                537,890
                                                                  ------------
                                                                     8,380,340
                                                                  ------------
             OIL, REFINERS: 3.72%
    42,000   Giant Industries, Inc.*<F6>                             2,795,100
    56,000   Holly Corp.                                             2,699,200
    32,000   Tesoro Petroleum Corp.                                  2,379,520
    45,000   Valero Energy Corp.                                     2,993,400
                                                                  ------------
                                                                    10,867,220
                                                                  ------------
             OIL, SECONDARY: 0.61%
    10,000   Apache Corp.                                              682,500
     9,000   Devon Energy Corp.                                        543,690
    12,000   Pogo Producing Co.                                        553,200
                                                                  ------------
                                                                     1,779,390
                                                                  ------------
             OIL, TRANSPORTATION/SHIPPING: 2.60%
    60,000   Dryships, Inc.#<F7>                                       647,400
    20,000   Frontline LTD.#<F7>                                       757,000
    15,000   General Maritime Corp.#<F7>                               554,400
    20,000   Nordic American Tanker Shipping LTD.#<F7>                 729,000
    90,000   OMI Corp.#<F7>                                          1,948,500
    15,000   Overseas Shipholding Group, Inc.                          887,250
     5,200   Ship Finance International Ltd.#<F7>                       90,012
    23,000   Teekay Shipping Corp. #<F7>                               962,320
    25,000   Tsakos Energy Navigation LTD.#<F7>                      1,042,000
                                                                  ------------
                                                                     7,617,882
                                                                  ------------
             OTHER NON-FERROUS: 0.90%
    20,000   Inco, Ltd.#<F7>                                         1,318,000
    16,000   Phelps Dodge Corp.                                      1,314,560
                                                                  ------------
                                                                     2,632,560
                                                                  ------------
             PAPER PRODUCTS:  0.19%
    17,000   International Paper Co.                                   549,100
                                                                  ------------
             PHARMACEUTICALS: 2.83%
    17,500   Abbott Laboratories                                       763,175
    83,830   Bioveris Corp.*<F6>                                       674,831
    30,000   Bristol-Myers Squibb Co.                                  775,800
    11,000   Eli Lilly & Co.                                           607,970
    12,000   Forest Laboratories, Inc.*<F6>                            464,280
    18,500   Johnson & Johnson                                       1,108,520
    50,000   King Pharmaceuticals, Inc.*<F6>                           850,000
    20,000   Merck & Co. Inc.                                          728,600
    30,000   Mylan Laboratories, Inc.                                  600,000
    35,000   Pfizer, Inc.                                              821,450
    20,000   Wyeth                                                     888,200
                                                                  ------------
                                                                     8,282,826
                                                                  ------------
             POLLUTION CONTROL/WASTE MANAGEMENT: 1.06%
    55,000   Aleris International, Inc.*<F6>                         2,521,750
    22,000   American Ecology Corp.                                    583,000
                                                                  ------------
                                                                     3,104,750
                                                                  ------------
             PRECIOUS METALS:  0.28%
    65,000   Stillwater Mining Co.*<F6>                                824,200
                                                                  ------------
             RAILROADS: 1.94%
    32,000   CSX Corp.                                               2,254,080
    40,000   Norfolk Southern Corp.                                  2,128,800
    14,000   Union Pacific Corp.                                     1,301,440
                                                                  ------------
                                                                     5,684,320
                                                                  ------------
             REAL ESTATE INVESTMENT TRUSTS: 0.47%
    60,000   HRPT Properties Trust                                     693,600
    15,000   New Century Financial Corp.                               686,250
                                                                  ------------
                                                                     1,379,850
                                                                  ------------
             RECREATIONAL PRODUCTS:  1.24%
    15,000   Brunswick Corp.                                           498,750
    30,000   Callaway Golf Co.                                         389,700
   225,000   Concord Camera Corp.*<F6>                                 144,000
    25,000   Eastman Kodak Co.                                         594,500
    30,000   K2, Inc.*<F6>                                             328,200
    30,000   The Nautilus Group, Inc.                                  471,300
    40,000   The Walt Disney Co.                                     1,200,000
                                                                  ------------
                                                                     3,626,450
                                                                  ------------
             RESTAURANTS: 0.28%
    25,000   Landry's Restaurants, Inc.                                811,250
                                                                  ------------
             RETAILERS, APPAREL: 1.19%
    16,667   Abercrombie & Fitch Co. - Class A                         923,852
    50,000   American Eagle Outfitters, Inc.                         1,702,000
    20,000   AnnTaylor Stores Corp.*<F6>                               867,600
                                                                  ------------
                                                                     3,493,452
                                                                  ------------
             RETAILERS, BROADLINE: 0.85%
    24,000   J. C. Penney Company, Inc.                              1,620,240
    10,000   Nordstrom, Inc.                                           365,000
    10,000   Target Corp.                                              488,700
                                                                  ------------
                                                                     2,473,940
                                                                  ------------
             RETAILERS, SPECIALTY: 1.23%
    25,756   AutoNation, Inc.*<F6>                                     552,209
    16,500   Bed Bath & Beyond, Inc.*<F6>                              547,305
    35,000   Jo-Ann Stores, Inc. - Class B*<F6>                        512,750
    16,000   OfficeMax, Inc.                                           652,000
    29,000   The Home Depot, Inc.                                    1,037,910
    40,000   Trans World Entertainment Corp.*<F6>                      288,800
                                                                  ------------
                                                                     3,590,974
                                                                  ------------
             SAVINGS & LOANS: 2.07%
    23,000   Countrywide Financial Corp.                               875,840
     7,000   Downey Financial Corp.                                    474,950
    16,000   FirstFed Financial Corp.*<F6>                             922,720
     7,000   Golden West Financial Corp.                               519,400
    12,000   IndyMac Bancorp, Inc.                                     550,200
    29,524   PVF Capital Corp.                                         297,602
    53,035   Washington Mutual, Inc.                                 2,417,335
                                                                  ------------
                                                                     6,058,047
                                                                  ------------
             SEMICONDUCTOR, CAPITAL EQUIPMENT: 2.88%
   130,000   Aetrium, Inc.*<F6>                                        590,200
    45,000   Brooks Automation, Inc.*<F6>                              531,000
    45,000   Cohu, Inc.                                                789,750
    75,000   Electroglas, Inc.*<F6>                                    228,000
    75,000   Kulicke and Soffa Industries, Inc.*<F6>                   555,750
    37,500   Lam Research Corp.*<F6>                                 1,748,250
    60,000   Mattson Technology, Inc.*<F6>                             586,200
    25,000   Novellus Systems, Inc.*<F6>                               617,500
    35,000   Teradyne, Inc.*<F6>                                       487,550
    35,976   Ultratech, Inc.*<F6>                                      566,262
    34,500   Varian Semiconductor
               Equipment Associates, Inc.*<F6>                       1,125,045
    25,000   Veeco Instruments, Inc.*<F6>                              596,000
                                                                  ------------
                                                                     8,421,507
                                                                  ------------
             SEMICONDUCTOR, GRAPHICS CHIPS: 0.64%
    60,000   NVIDIA Corp.*<F6>                                       1,277,400
   163,900   Tvia, Inc.*<F6>                                           590,040
                                                                  ------------
                                                                     1,867,440
                                                                  ------------
             SEMICONDUCTOR, MICROPROCESSORS: 4.43%
    60,000   Advanced Micro Devices, Inc.*<F6>                       1,465,200
   125,000   Atmel Corp.*<F6>                                          693,750
    75,000   Ceva, Inc.*<F6>                                           433,500
    30,000   Cypress Semiconductor Corp.*<F6>                          436,200
   140,000   Dataram Corp.                                             653,800
    59,000   Diodes, Inc.*<F6>                                       2,444,960
    45,000   Exar Corp.*<F6>                                           597,150
   110,000   Integrated Silicon Solution, Inc.*<F6>                    606,100
    35,000   Intel Corp.                                               663,250
    20,000   International Rectifier Corp.*<F6>                        781,600
    40,000   Micron Technology, Inc.*<F6>                              602,400
    40,000   National Semiconductor Corp.                              954,000
    45,000   PortalPlayer, Inc.*<F6>                                   441,450
    70,000   Sigmatel, Inc.*<F6>                                       287,700
   150,000   Silicon Storage Technology, Inc.*<F6>                     609,000
    56,649   Taiwan Semiconductor Manufacturing
               Company Ltd. ADR                                        520,042
    25,000   Texas Instruments, Inc.                                   757,250
                                                                  ------------
                                                                    12,947,352
                                                                  ------------
             SEMICONDUCTOR, PROGRAMMABLE
               LOGIC DEVICES: 0.87%
   150,000   Applied Micro Circuits Corp.*<F6>                         409,500
    42,500   Genesis Microchip, Inc.*<F6>                              491,300
    75,000   Integrated Device Technology, Inc.*<F6>                 1,063,500
    70,000   Pericom Semiconductor Corp.*<F6>                          581,000
                                                                  ------------
                                                                     2,545,300
                                                                  ------------
             SOFTWARE: 4.68%
   140,000   ActivIdentity Corp.*<F6>                                  638,400
   170,500   American Software, Inc. - Class A                       1,145,760
    53,100   CAM Commerce Solutions, Inc.                            1,166,076
   100,000   Captaris, Inc.*<F6>                                       465,000
    16,000   Click Commerce, Inc.*<F6>                                 315,680
   145,000   Compuware Corp.*<F6>                                      971,500
    35,000   Electronics for Imaging, Inc.*<F6>                        730,800
    85,000   iPass, Inc.*<F6>                                          476,000
   100,000   Keynote Systems, Inc.*<F6>                              1,031,000
    30,000   Microsoft Corp.                                           699,000
    50,000   Napster, Inc.*<F6>                                        154,000
    90,000   NetManage, Inc.*<F6>                                      447,300
   150,000   Peerless Systems Corp.*<F6>                               769,500
    45,000   Programmer's Paradise, Inc.                               629,100
   155,000   Quovadx, Inc.*<F6>                                        399,900
    70,000   RealNetworks, Inc.*<F6>                                   749,000
    30,000   RSA Security, Inc.*<F6>                                   815,700
    20,000   SafeNet, Inc.*<F6>                                        354,400
   185,000   Selectica, Inc.*<F6>                                      462,500
    55,000   SonicWALL, Inc.*<F6>                                      494,450
    50,000   Symantec Corp.*<F6>                                       777,000
                                                                  ------------
                                                                    13,692,066
                                                                  ------------
             STEEL: 1.13%
    70,000   Ryerson Tull, Inc.                                      1,890,000
    20,000   United States Steel Corp.                               1,402,400
                                                                  ------------
                                                                     3,292,400
                                                                  ------------
             TOBACCO: 1.19%
    90,000   Alliance One International, Inc.                          399,600
    10,000   Altria Group, Inc.                                        734,300
    13,500   Reynolds American, Inc.                                 1,556,550
    17,500   UST, Inc.                                                 790,825
                                                                  ------------
                                                                     3,481,275
                                                                  ------------
             TOYS: 1.15%
    25,000   Hasbro, Inc.                                              452,750
    60,000   Mattel, Inc.                                              990,600
    37,000   The Topps Co.                                             304,140
    75,000   THQ, Inc.*<F6>                                          1,620,000
                                                                  ------------
                                                                     3,367,490
                                                                  ------------
             TRANSPORTATION EQUIPMENT: 0.57%
    23,000   Navistar International Corp.*<F6>                         566,030
    27,000   Trinity Industries, Inc.                                1,090,800
                                                                  ------------
                                                                     1,656,830
                                                                  ------------
             TRUCKING: 0.66%
    15,000   Arkansas Best Corp.                                       753,150
    28,000   YRC Worldwide, Inc.*<F6>                                1,179,080
                                                                  ------------
                                                                     1,932,230
                                                                  ------------
             WIRELESS COMMUNICATIONS: 1.05%
    84,000   Brightpoint, Inc.*<F6>                                  1,136,520
    34,856   Sprint Nextel Corp.                                       696,771
    40,000   Nokia Corp. ADR                                           810,400
   150,000   Wireless Facilities, Inc.*<F6>                            412,500
                                                                  ------------
                                                                     3,056,191
                                                                  ------------
             Total Common Stocks (Cost $206,537,544)               283,695,307
                                                                  ------------
             Warrants: 0.01%
             ---------------
    20,000   Air France ADR*<F6>
               Expiration 11/5/2007, Exercise Price $20.00
               (Acquired 5/5/2004, Cost $18,752)                        26,400
                                                                  ------------
             Short-Term Investments: 2.99%
             -----------------------------
             MONEY MARKET FUNDS: 2.99%
 7,951,908   AIM STIT-STIC Prime Portfolio                           7,951,908
   806,549   Fidelity Institutional Money Market Portfolio             806,549
                                                                  ------------
                                                                     8,758,457
                                                                  ------------
             Total Short-Term Investments
               (Cost $8,758,457)                                     8,758,457
                                                                  ------------
             Total Investments in Securities
               (Cost $215,314,753): 99.99%                         292,480,164
             Assets in Excess of Liabilities: 0.01%                      9,664
                                                                  ------------
             Net Assets: 100.00%                                  $292,489,828
                                                                  ------------
                                                                  ------------

*<F6> Non-income producing security.
#<F7> U.S. security of a foreign issuer.
^<F8> Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer. See Note 4 in the Notes to Financial Statements.
ADR - American Depositary Receipt

See accompanying Notes to Financial Statements.

                          AL FRANK DIVIDEND VALUE FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2006 (UNAUDITED)

    Shares   Common Stocks: 95.75%                                     Value
    ------   ---------------------                                     -----
             ADVANCED INDUSTRIAL EQUIPMENT: 1.08%
     1,800   Eaton Corp.                                           $   135,720
     7,334   Insteel Industries, Inc.                                  177,483
                                                                   -----------
                                                                       313,203
                                                                   -----------
             AEROSPACE & DEFENSE: 1.50%
     2,300   The Boeing Co.                                            188,393
     5,500   Kaman Corp. - Class A                                     100,100
     2,000   Lockheed Martin Corp.                                     143,480
                                                                   -----------
                                                                       431,973
                                                                   -----------
             AIRLINES: 0.56%
     6,500   SkyWest, Inc.                                             161,200
                                                                   -----------
             ALUMINUM: 0.94%
     4,500   Alcoa, Inc.                                               145,620
     2,900   BHP Billiton Limited ADR                                  124,903
                                                                   -----------
                                                                       270,523
                                                                   -----------
             AUTOMOBILE MANUFACTURERS: 1.26%
    12,000   Ford Motor Co.                                             83,160
     4,500   General Motors Corp.                                      134,055
     1,400   Toyota Motor Corp. ADR                                    146,426
                                                                   -----------
                                                                       363,641
                                                                   -----------
             AUTOMOBILE PARTS & EQUIPMENT: 1.03%
     9,000   ArvinMeritor, Inc.                                        154,710
     5,500   Cooper Tire & Rubber Co.                                   61,270
     4,500   Superior Industries International, Inc.                    82,305
                                                                   -----------
                                                                       298,285
                                                                   -----------
             BANKS: 3.27%
     5,504   Bank of America Corp.                                     264,742
    15,000   Capstead Mortgage Corp.                                   113,850
     3,200   Citigroup, Inc.                                           154,368
     3,000   Fifth Third Bancorp                                       110,850
     3,700   JPMorgan Chase & Co.                                      155,400
     4,000   National City Corp.                                       144,760
                                                                   -----------
                                                                       943,970
                                                                   -----------
             BROKERAGES: 2.27%
     2,800   Lehman Brothers Holdings, Inc.                            182,420
     2,500   Merrill Lynch & Co., Inc.                                 173,900
     2,000   Morgan Stanley                                            126,420
     1,150   The Goldman Sachs Group, Inc.                             172,994
                                                                   -----------
                                                                       655,734
                                                                   -----------
             BUILDING MATERIALS: 1.56%
     3,500   Ameron International Corp.                                234,570
     3,000   Building Materials Holding Corp.                           83,610
     3,500   International Aluminum Corp.                              133,000
                                                                   -----------
                                                                       451,180
                                                                   -----------
             BUSINESS SERVICES: 2.24%
     9,300   Ambassadors International, Inc.                           216,225
    13,000   IKON Office Solutions, Inc.                               163,800
     6,000   Sabre Holdings Corp.                                      132,000
    25,000   Traffix, Inc.                                             134,750
                                                                   -----------
                                                                       646,775
                                                                   -----------
             CASINOS & CASINO EQUIPMENT: 0.66%
     5,000   International Game Technology                             189,700
                                                                   -----------
             CHEMICALS, COMMODITY: 1.50%
     2,700   E.I. Du Pont de Nemours and Co.                           112,320
     4,500   Lyondell Chemical Co.                                     101,970
     6,000   Olin Corp.                                                107,580
     2,700   The Dow Chemical Co.                                      105,381
       403   Tronox Inc. - Class B                                       5,308
                                                                   -----------
                                                                       432,559
                                                                   -----------
             CHEMICALS, SPECIALTY: 0.24%
    17,000   Wellman, Inc.                                              68,680
                                                                   -----------
             CLOTHING/FABRICS: 1.78%
    10,600   Delta Apparel, Inc.                                       181,684
     4,000   Kellwood Co.                                              117,080
     4,000   Kenneth Cole Productions, Inc.                             89,320
     7,000   Russell Corp.                                             127,120
                                                                   -----------
                                                                       515,204
                                                                   -----------
             COMMUNICATIONS TECHNOLOGY: 2.04%
     7,000   ADTRAN, Inc.                                              157,010
     8,000   Motorola, Inc.                                            161,200
     3,300   QUALCOMM, Inc.                                            132,231
    52,000   Wireless Telecom Group, Inc.                              137,800
                                                                   -----------
                                                                       588,241
                                                                   -----------
             COMPUTERS/HARDWARE: 1.53%
    10,682   AU Optronics Corp. ADR                                    152,112
     6,000   Hewlett Packard Co.                                       190,080
     1,300   International Business Machines Corp.                      99,866
                                                                   -----------
                                                                       442,058
                                                                   -----------
             CONSUMER SERVICES: 0.36%
     6,000   Time Warner Inc.                                          103,800
                                                                   -----------
             CONTAINERS & PACKAGING: 0.38%
    42,500   Rotonics Manufacturing, Inc.                              110,500
                                                                   -----------
             DATA STORAGE/DISK DRIVES: 0.49%
     6,200   Seagate Technology#<F9>                                   140,368
                                                                   -----------
             DISTILLERS & BREWERS: 0.38%
     2,400   Anheuser-Busch Companies, Inc.                            109,416
                                                                   -----------
             ELECTRICAL COMPONENTS & EQUIPMENT: 1.45%
     4,900   American Power Conversion Corp.                            95,501
     9,700   AVX Corp.                                                 153,163
    13,000   Frequency Electronics, Inc.                               168,740
                                                                   -----------
                                                                       417,404
                                                                   -----------
             ELECTRONIC MANUFACTURING SERVICES: 0.83%
     4,400   Jabil Circuit, Inc.                                       112,640
     5,700   Nam Tai Electronics, Inc.#<F9>                            127,509
                                                                   -----------
                                                                       240,149
                                                                   -----------
             FINANCIAL SERVICES, DIVERSIFIED: 0.84%
     2,300   Fannie Mae                                                110,630
       647   Fidelity National Title Group, Inc. - Class A              12,726
     5,000   H & R Block, Inc.                                         119,300
                                                                   -----------
                                                                       242,656
                                                                   -----------
             FIXED LINE COMMUNICATIONS: 1.45%
     5,500   AT&T, Inc.                                                153,395
     4,300   BellSouth Corp.                                           155,660
     3,300   Verizon Communications, Inc.                              110,517
                                                                   -----------
                                                                       419,572
                                                                   -----------
             FOOD MANUFACTURERS: 1.54%
     6,000   Archer-Daniels-Midland Co.                                247,680
     4,800   Nash Finch Co.                                            102,192
     6,000   Sara Lee Corp.                                             96,120
                                                                   -----------
                                                                       445,992
                                                                   -----------
             FOOTWEAR: 0.34%
     1,200   Nike, Inc. - Class B                                       97,200
                                                                   -----------
             HEALTHCARE PROVIDERS: 0.81%
    17,000   American Shared Hospital Services                         103,870
     3,000   HCA, Inc.                                                 129,450
                                                                   -----------
                                                                       233,320
                                                                   -----------
             HEAVY MACHINERY: 1.25%
     2,600   Caterpillar, Inc.                                         193,648
     2,000   Deere & Co.                                               166,980
                                                                   -----------
                                                                       360,628
                                                                   -----------
             HOME CONSTRUCTION: 3.18%
     2,500   Beazer Homes USA, Inc.                                    114,675
     4,400   D.R. Horton, Inc.                                         104,808
     1,900   KB Home                                                    87,115
     2,700   Lennar Corp. - Class A                                    119,799
     1,950   M.D.C. Holdings, Inc.                                     101,264
     7,000   Orleans Homebuilders, Inc.                                113,750
     3,000   Pulte Homes, Inc.                                          86,370
     1,900   Ryland Group, Inc.                                         82,783
     4,200   Standard Pacific Corp.                                    107,940
                                                                   -----------
                                                                       918,504
                                                                   -----------
             HOME FURNISHINGS: 0.58%
     3,200   National Presto Industries, Inc.                          167,296
                                                                   -----------
             HOUSE, DURABLE: 0.86%
     1,585   Fortune Brands, Inc.                                      112,551
     5,300   Newell Rubbermaid, Inc.                                   136,899
                                                                   -----------
                                                                       249,450
                                                                   -----------
             HOUSE, NON-DURABLE: 0.46%
     2,200   Colgate-Palmolive Co.                                     131,780
                                                                   -----------
             INDUSTRIAL DIVERSIFIED: 0.76%
     1,500   3M Co.                                                    121,155
     3,000   General Electric Co.                                       98,880
                                                                   -----------
                                                                       220,035
                                                                   -----------
             INSURANCE, FULL LINE: 1.55%
     1,800   Hartford Financial Services Group, Inc.                   152,280
     2,500   MBIA, Inc.                                                146,375
     3,000   The Chubb Corp.                                           149,700
                                                                   -----------
                                                                       448,355
                                                                   -----------
             INSURANCE, LIFE: 0.41%
     6,500   UnumProvident Corp.                                       117,845
                                                                   -----------
             INSURANCE, PROPERTY & CASUALTY: 3.88%
     3,900   American Financial Group, Inc.                            167,310
     6,000   Direct General Corp.                                      101,520
     3,300   Endurance Specialty Holdings Ltd.#<F9>                    105,600
     3,700   Fidelity National Financial, Inc.                         144,115
     2,000   MGIC Investment Corp.                                     130,000
     2,400   The Allstate Corp.                                        131,352
     3,300   The St. Paul Travelers Companies, Inc.                    147,114
     5,625   W.R. Berkley Corp.                                        191,981
                                                                   -----------
                                                                     1,118,992
                                                                   -----------
             MEDICAL SUPPLIES: 1.10%
     3,500   Baxter International, Inc.                                128,660
     4,000   McKesson Corp.                                            189,120
                                                                   -----------
                                                                       317,780
                                                                   -----------
             OIL, EQUIPMENT & SERVICES: 0.51%
     3,000   Tidewater Inc.                                            147,600
                                                                   -----------
             OIL, EXPLORATION & PRODUCTION/DRILLING: 1.52%
     3,500   Chesapeake Energy Corp.                                   105,875
     3,300   GlobalSantaFe Corp.#<F9>                                  190,575
     3,000   Noble Energy, Inc.                                        140,580
                                                                   -----------
                                                                       437,030
                                                                   -----------
             OIL, INTEGRATED MAJORS: 3.18%
     3,400   Anadarko Petroleum Corp.                                  162,146
     2,200   Chevron Corp.                                             136,532
     2,800   ConocoPhillips                                            183,484
     2,400   Exxon Mobil Corp.                                         147,240
     3,472   Marathon Oil Corp.                                        289,218
                                                                   -----------
                                                                       918,620
                                                                   -----------
             OIL, REFINERS: 1.24%
     5,400   Valero Energy Corp.                                       359,208
                                                                   -----------
             OIL, SECONDARY: 3.44%
     2,400   Apache Corp.                                              163,800
     2,000   Ashland, Inc.                                             133,400
     3,100   Devon Energy Corp.                                        187,271
     2,100   Hess Corp.                                                110,985
     4,000   Kerr-McGee Corp.                                          277,400
     2,600   Pogo Producing Co.                                        119,860
                                                                   -----------
                                                                       992,716
                                                                   -----------
             OIL, TRANSPORTATION/SHIPPING: 3.76%
    11,000   Dryships, Inc.#<F9>                                       118,690
     2,500   Frontline LTD.#<F9>                                        94,625
     3,300   General Maritime Corp.#<F9>                               121,968
     3,200   Nordic American Tanker Shipping LTD.#<F9>                 116,640
     6,500   OMI Corp.#<F9>                                            140,725
     2,000   Overseas Shipbuilding Group, Inc.                         118,300
     5,375   Ship Finance International LTD#<F9>                        93,041
     3,250   Teekay Shipping Corp.#<F9>                                135,980
     3,500   Tsakos Energy Navigation LTD.#<F9>                        145,880
                                                                   -----------
                                                                     1,085,849
                                                                   -----------
             PAPER PRODUCTS: 0.39%
     3,500   International Paper Co.                                   113,050
                                                                   -----------
             PHARMACEUTICALS: 4.51%
     2,800   Abbott Laboratories                                       122,108
     5,050   Bristol-Myers Squibb Co.                                  130,593
     2,500   Eli Lilly & Co.                                           138,175
     2,300   GlaxoSmithKline plc ADR                                   128,340
     1,900   Johnson & Johnson                                         113,848
     3,900   Merck & Co. Inc.                                          142,077
     7,500   Mylan Laboratories, Inc.                                  150,000
     2,500   Novartis AG ADR                                           134,800
     5,000   Pfizer, Inc.                                              117,350
     2,800   Wyeth                                                     124,348
                                                                   -----------
                                                                     1,301,639
                                                                   -----------
             POLLUTION CONTROL/WASTE MANAGEMENT: 0.74%
     8,000   American Ecology Corp.                                    212,000
                                                                   -----------
             RAILROADS: 2.69%
     2,500   Burlington Northern Santa Fe Corp.                        198,125
     3,200   CSX Corp.                                                 225,408
     3,500   Norfolk Southern Corp.                                    186,270
     1,800   Union Pacific Corp.                                       167,328
                                                                   -----------
                                                                       777,131
                                                                   -----------
             REAL ESTATE INVESTMENT TRUSTS: 0.56%
     3,500   New Century Financial Corp.                               160,125
                                                                   -----------
             RECREATIONAL PRODUCTS: 2.47%
     3,300   Brunswick Corp.                                           109,725
     9,000   Callaway Golf Co.                                         116,910
     4,000   Eastman Kodak Co.                                          95,120
     2,100   Harley-Davidson, Inc.                                     115,269
     8,000   Nautilus Group, Inc.                                      125,680
     5,000   The Walt Disney Co.                                       150,000
                                                                   -----------
                                                                       712,704
                                                                   -----------
             RESTAURANTS: 0.43%
     3,700   McDonald's Corp.                                          124,320
                                                                   -----------
             RETAILERS, APPAREL: 2.35%
     2,000   Abercrombie & Fitch Co.                                   110,860
     6,000   American Eagle Outfitters, Inc.                           204,240
     4,500   Deb Shops, Inc.                                           108,495
     6,800   The Finish Line, Inc.                                      80,444
     5,500   The Gap, Inc.                                              95,700
     4,300   The Talbots, Inc.                                          79,335
                                                                   -----------
                                                                       679,074
                                                                   -----------
             RETAILERS, BROADLINE: 1.82%
     4,100   Family Dollar Stores, Inc.                                100,163
     2,600   J. C. Penney Company, Inc.                                175,526
     4,000   Nordstrom, Inc.                                           146,000
     2,170   Wal-Mart Stores, Inc.                                     104,529
                                                                   -----------
                                                                       526,218
                                                                   -----------
             RETAILERS, SPECIALTY: 2.85%
     3,750   Best Buy Co., Inc.                                        205,650
     4,250   Circuit City Stores, Inc.                                 115,685
     5,500   Claire's Stores, Inc.                                     140,305
     3,900   OfficeMax, Inc.                                           158,925
     3,500   The Home Depot, Inc.                                      125,265
     6,500   The Pep Boys - Manny, Moe & Jack                           76,245
                                                                   -----------
                                                                       822,075
                                                                   -----------
             SAVINGS & LOANS: 1.89%
     3,800   Countrywide Financial Corp.                               144,704
     1,600   Downey Financial Corp.                                    108,560
     3,400   IndyMac Bancorp, Inc.                                     155,890
     3,000   Washington Mutual, Inc.                                   136,740
                                                                   -----------
                                                                       545,894
                                                                   -----------
             SEMICONDUCTOR, CAPITAL EQUIPMENT: 1.82%
     8,500   Applied Materials, Inc.                                   138,380
     5,000   Cognex Corp.                                              130,150
     7,500   Cohu, Inc.                                                131,625
     3,000   KLA-Tencor Corp.                                          124,710
                                                                   -----------
                                                                       524,865
                                                                   -----------
             SEMICONDUCTOR, MICROPROCESSORS: 2.54%
     3,200   Analog Devices, Inc.                                      102,848
    21,000   Dataram Corp.                                              98,070
     5,600   Intel Corp.                                               106,120
     7,100   National Semiconductor Corp.                              169,335
    10,815   Taiwan Semiconductor
               Manufacturing Company Ltd. ADR                           99,281
     5,200   Texas Instruments, Inc.                                   157,508
                                                                   -----------
                                                                       733,162
                                                                   -----------
             SEMICONDUCTOR, PROGRAMMABLE
               LOGIC DEVICES: 0.70%
     3,000   Maxim Integrated Products, Inc.                            96,330
     4,700   Xilinx, Inc.                                              106,455
                                                                   -----------
                                                                       202,785
                                                                   -----------
             SOFT DRINKS: 0.45%
     3,000   The Coca-Cola Co.                                         129,060
                                                                   -----------
             SOFTWARE: 1.38%
    23,000   American Software, Inc. - Class A                         154,560
     5,000   Microsoft Corp.                                           116,500
     9,000   Programmer's Paradise, Inc.                               125,820
                                                                   -----------
                                                                       396,880
                                                                   -----------
             STEEL: 3.00%
     4,000   Nucor Corp.                                               217,000
    10,000   Ryerson, Inc.                                             270,000
     5,000   The Timken Co.                                            167,550
     3,000   United States Steel Corp.                                 210,360
                                                                   -----------
                                                                       864,910
                                                                   -----------
             TOBACCO: 0.90%
     1,675   Altria Group, Inc.                                        122,995
     3,000   UST, Inc.                                                 135,570
                                                                   -----------
                                                                       258,565
                                                                   -----------
             TOYS: 0.46%
     8,000   Mattel, Inc.                                              132,080
                                                                   -----------
             TRANSPORTATION EQUIPMENT: 2.11%
     1,150   Cummins, Inc.                                             140,588
     2,800   Ryder System, Inc.                                        163,604
     7,500   Trinity Industries, Inc.                                  303,000
                                                                   -----------
                                                                       607,192
                                                                   -----------
             TRUCKING: 1.09%
     3,500   Arkansas Best Corp.                                       175,735
     5,600   J.B. Hunt Transport Services, Inc.                        139,496
                                                                   -----------
                                                                       315,231
                                                                   -----------
             WIRELESS COMMUNICATIONS: 0.59%
     8,400   Nokia Corp. ADR                                           170,184
                                                                   -----------
             Total Common Stocks (Cost $23,444,820)                 27,634,135
                                                                   -----------
             Short-Term Investments: 3.55%
             -----------------------------
             MONEY MARKET FUNDS: 3.55%
   434,252   AIM STIT-STIC Prime Portfolio                             434,252
   590,290   Fidelity Institutional Money Market Portfolio             590,290
                                                                   -----------
                                                                     1,024,542
                                                                   -----------
             Total Short-Term Investments
               (Cost $1,024,542)                                     1,024,542
                                                                   -----------
             Total Investments in Securities
               (Cost $24,469,362): 99.30%                           28,658,677
             Other Assets in Excess of Liabilities: 0.70%              202,749
                                                                   -----------
             Net Assets: 100.00%                                   $28,861,426
                                                                   -----------
                                                                   -----------

#<F9> U.S. security of a foreign issuer.
ADR - American Depositary Receipt

See accompanying Notes to Financial Statements.

                                 AL FRANK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT JUNE 30, 2006 (UNAUDITED)

                                                                                          AL FRANK
                                                                     AL FRANK             DIVIDEND
                                                                       FUND              VALUE FUND
                                                                     --------            ----------
ASSETS
   Investments in securities, at value:
       Non-affiliates (cost $214,860,305
         and $24,469,362, respectively)                             $291,292,164         $28,658,677
       Affiliates (cost $454,448 and $0, respectively)                 1,188,000                  --
                                                                    ------------         -----------
           Total investments in securities, at value                 292,480,164          28,658,677
                                                                    ------------         -----------
   Cash                                                                    3,389                 825
   Receivables:
       Fund shares sold                                                  332,442             195,000
       Dividends and interest                                            277,473              49,780
   Prepaid expenses                                                       58,662              21,347
                                                                    ------------         -----------
           Total assets                                              293,152,130          28,925,629
                                                                    ------------         -----------
LIABILITIES
   Payables:
       Fund shares redeemed                                              224,530               9,341
       Due to advisor                                                    240,101              16,583
       Transfer agent fees and expenses                                   64,810               7,339
       Distribution fees                                                  59,992               5,711
       Administration fees                                                24,334               4,586
       Audit fees                                                         12,040               8,510
       Fund accounting fees                                                7,326               5,478
       Chief Compliance Officer fee                                        1,766                 235
       Custody fees                                                          805                 532
       Printing & Mailing fees                                            26,254               4,205
   Accrued expenses                                                          344               1,683
                                                                    ------------         -----------
           Total liabilities                                             662,302              64,203
                                                                    ------------         -----------
NET ASSETS                                                          $292,489,828         $28,861,426
                                                                    ------------         -----------
                                                                    ------------         -----------
CALCULATION OF NET ASSET VALUE PER SHARE
   INVESTOR CLASS
   Net assets applicable to shares outstanding                      $291,883,578         $28,755,947
   Shares issued and outstanding [unlimited number
     of shares (par value $0.01) authorized]                           9,304,427           2,269,302
                                                                    ------------         -----------
   NET ASSET VALUE, OFFERING AND
     REDEMPTION PRICE PER SHARE                                     $      31.37         $     12.67
                                                                    ------------         -----------
                                                                    ------------         -----------
   ADVISOR CLASS
   Net assets applicable to shares outstanding                      $    606,250         $   105,479
   Shares issued and outstanding [unlimited number
     of shares (par value $0.01) authorized]                              19,319               8,324
                                                                    ------------         -----------
   NET ASSET VALUE, OFFERING AND
     REDEMPTION PRICE PER SHARE                                     $      31.38         $     12.67
                                                                    ------------         -----------
                                                                    ------------         -----------
COMPONENTS OF NET ASSETS
   Paid-in capital                                                  $211,426,245         $24,259,545
   Undistributed net investment income/(loss)                           (362,025)             74,742
   Accumulated net realized gain on investments                        4,260,197             337,824
   Net unrealized appreciation on investments                         77,165,411           4,189,315
                                                                    ------------         -----------
       Net assets                                                   $292,489,828         $28,861,426
                                                                    ------------         -----------
                                                                    ------------         -----------

See accompanying Notes to Financial Statements.

                                 AL FRANK FUNDS

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

                                                                                           AL FRANK
                                                                       AL FRANK            DIVIDEND
                                                                         FUND             VALUE FUND
                                                                       --------           ----------
INVESTMENT INCOME
   Income
       Dividends (Net of foreign taxes withheld
         of $16,491 and $1,720, respectively)                         $1,746,717          $  312,304
       Interest                                                          317,025              26,800
                                                                      ----------          ----------
           Total income                                                2,063,742             339,104
                                                                      ----------          ----------
   Expenses
       Advisory fees (Note 3)                                          1,547,530             141,142
       Distribution fees - Investor Class (Note 5)                       386,826              35,242
       Transfer agent fees and expenses                                  201,750              21,721
       Administration fees (Note 3)                                      151,760              28,229
       Fund accounting fees                                               32,208              18,435
       Reports to shareholders                                            23,025               3,208
       Custody fees                                                       21,839               2,665
       Professional fees                                                  19,048              11,808
       Registration expense                                               16,652               8,940
       Miscellaneous                                                      14,551               3,466
       Trustee fees                                                        7,097               3,720
       Chief Compliance Officer fee (Note 3)                               3,481                 394
                                                                      ----------          ----------
           Total expenses                                              2,425,767             278,970
           Less:  Expenses recouped by advisor (Note 3)                       --                 454
                                                                      ----------          ----------
               Net expenses                                            2,425,767             279,424
                                                                      ----------          ----------
                  NET INVESTMENT INCOME/(LOSS)                          (362,025)             59,680
                                                                      ----------          ----------

REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
   Net realized gain on investments                                    1,434,278             248,748
   Net change in unrealized
     appreciation on investments                                       5,614,457           1,392,350
                                                                      ----------          ----------
   Net realized and unrealized gain on investments                     7,048,735           1,641,098
                                                                      ----------          ----------
       NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                                    $6,686,710          $1,700,778
                                                                      ----------          ----------
                                                                      ----------          ----------

See accompanying Notes to Financial Statements.

                                 AL FRANK FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                       Six Months Ended        Year Ended
                                                         June 30, 2006        December 31,
                                                          (Unaudited)             2005
                                                       ----------------       ------------
INCREASE/(DECREASE)
  IN NET ASSETS FROM:
OPERATIONS
   Net investment loss                                    $   (362,025)       $ (1,422,384)
   Net realized gain on investments                          1,434,278          12,531,214
   Net change in unrealized
     appreciation on investments                             5,614,457          14,247,744
                                                          ------------        ------------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                               6,686,710          25,356,574
                                                          ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gain on investments                            --          (9,305,640)
                                                          ------------        ------------
CAPITAL SHARE TRANSACTIONS
   Net increase/(decrease) in net assets derived
     from net change in outstanding shares (a)<F10>         21,616,816         (11,171,607)
                                                          ------------        ------------
   TOTAL INCREASE IN NET ASSETS                             28,303,526           4,879,327
                                                          ------------        ------------
NET ASSETS
   Beginning of period                                     264,186,302         259,306,975
                                                          ------------        ------------
   END OF PERIOD                                          $292,489,828        $264,186,302
                                                          ------------        ------------
                                                          ------------        ------------
   Accumulated net investment loss                        $   (362,025)       $         --
                                                          ------------        ------------
                                                          ------------        ------------

(a)<F10>   A summary of share transactions is as follows:

INVESTOR CLASS

                                             Six Months Ended                 Year Ended
                                         June 30, 2006 (Unaudited)         December 31, 2005
                                        ---------------------------   ---------------------------
                                          Shares    Paid-in Capital     Shares    Paid-in Capital
                                        ----------  ---------------   ----------  ---------------
Shares sold                              2,825,000    $91,447,772      2,069,979    $ 60,195,223
Shares issued on
  reinvestment of distributions                 --             --        290,553       8,774,712
Shares redeemed*<F11>                   (2,193,943)   (70,433,725)    (2,806,014)    (80,141,542)
                                        ----------    -----------     ----------    ------------
Net increase/(decrease)                    631,057    $21,014,047       (445,482)   $(11,171,607)
                                        ----------    -----------     ----------    ------------
                                        ----------    -----------     ----------    ------------
*<F11>  Net of redemption fees of                     $    48,558                   $     54,160
                                                      -----------                   ------------
                                                      -----------                   ------------

ADVISOR CLASS

                                       April 30, 2006**<F12> Through          Year Ended
                                         June 30, 2006 (Unaudited)         December 31, 2005
                                       -----------------------------  ---------------------------
                                          Shares    Paid-in Capital     Shares    Paid-in Capital
                                        ----------  ---------------   ----------  ---------------
Shares sold                                 19,319    $   602,769             --    $         --
                                        ----------    -----------     ----------    ------------
Net increase                                19,319    $   602,769             --    $         --
                                        ----------    -----------     ----------    ------------
                                        ----------    -----------     ----------    ------------

**<F12>  Commencement of operations.

See accompanying Notes to Financial Statements.

                          AL FRANK DIVIDEND VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                       Six Months Ended        Year Ended
                                                         June 30, 2006        December 31,
                                                          (Unaudited)             2005
                                                       ----------------       ------------
INCREASE/(DECREASE)
  IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                   $    59,680         $    75,039
   Net realized gain on investments                            248,748             144,757
   Net change in unrealized
     appreciation on investments                             1,392,350           1,568,578
                                                           -----------         -----------
   NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                               1,700,778           1,788,374
                                                           -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                       --             (59,671)
   From net realized gain on investments                            --             (47,992)
                                                           -----------         -----------
                                                                    --            (107,663)
                                                           -----------         -----------
CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F13>               1,210,303           8,125,945
                                                           -----------         -----------
   TOTAL INCREASE IN NET ASSETS                              2,911,081           9,806,656
                                                           -----------         -----------
NET ASSETS
   Beginning of period                                      25,950,345          16,143,689
                                                           -----------         -----------
   END OF PERIOD                                           $28,861,426         $25,950,345
                                                           -----------         -----------
                                                           -----------         -----------
   Accumulated net investment income                       $    74,742         $    15,062
                                                           -----------         -----------
                                                           -----------         -----------

(a)<F13>   A summary of share transactions is as follows:

INVESTOR CLASS

                                             Six Months Ended                 Year Ended
                                         June 30, 2006 (Unaudited)         December 31, 2005
                                        ---------------------------   ---------------------------
                                          Shares    Paid-in Capital     Shares    Paid-in Capital
                                        ----------  ---------------   ----------  ---------------
Shares sold                                377,238     $4,764,148      1,262,171     $14,240,295
Shares issued on
  reinvestment of distributions                 --             --          8,645         102,794
Shares redeemed*<F14>                     (289,966)    (3,663,549)      (548,968)     (6,217,144)
                                          --------     ----------      ---------     -----------
Net increase                                87,272     $1,100,599        721,848     $ 8,125,945
                                          --------     ----------      ---------     -----------
                                          --------     ----------      ---------     -----------
*<F14>  Net of redemption fees of                      $    2,067                    $    19,792
                                                       ----------                    -----------
                                                       ----------                    -----------

ADVISOR CLASS

                                       April 30, 2006**<F15> Through          Year Ended
                                         June 30, 2006 (Unaudited)         December 31, 2005
                                       -----------------------------  ---------------------------
                                          Shares    Paid-in Capital     Shares    Paid-in Capital
                                        ----------  ---------------   ----------  ---------------
Shares sold                                  8,324     $  109,704             --     $        --
                                          --------     ----------      ---------     -----------
Net increase                                 8,324     $  109,704             --     $        --
                                          --------     ----------      ---------     -----------
                                          --------     ----------      ---------     -----------

**<F15>   Commencement of operations.

See accompanying Notes to Financial Statements.

                                 AL FRANK FUND

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                               Investor Class      Advisor Class
                                                                 Six Months     April 30, 2006*<F16>
                                                                   Ended              Through
                                                                  June 30,            June 30,
                                                                    2006                2006
                                                                (Unaudited)         (Unaudited)
                                                               --------------   --------------------
Net asset value, beginning of period                               $30.46              $33.42
                                                                   ------              ------
Income from investment operations:
   Net investment loss                                              (0.04)^<F19>         0.03^<F19>
   Net realized and unrealized
     gain/(loss) on investments                                      0.94               (2.07)
                                                                   ------              ------
Total from investment operations                                     0.90               (2.04)
                                                                   ------              ------
Less distributions:
   From net realized gain on investments                               --                  --
                                                                   ------              ------
Redemption fees retained                                             0.01^<F19>            --
                                                                   ------              ------
Net asset value,
  end of period                                                    $31.37              $31.38
                                                                   ------              ------
                                                                   ------              ------
Total return                                                         2.99%+<F18>        (6.10%)+<F18>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                            $291,884                $606
Ratio of expenses to average net assets                              1.57%**<F17>        1.32%**<F17>
Ratio of net investment loss to average net assets                  (0.23%)**<F17>       0.47%**<F17>
Portfolio turnover rate                                              9.88%+<F18>         9.88%+<F18>

 *<F16>   Commencement of operations.
**<F17>   Annualized.
 +<F18>   Not annualized.
 ^<F19>   Based on average shares outstanding.

See accompanying Notes to Financial Statements.

                                 AL FRANK FUND

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              Investor Class
                                                                         Year Ended December 31,
                                                     ----------------------------------------------------------------
                                                     2005           2004           2003           2002           2001
                                                     ----           ----           ----           ----           ----
Net asset value, beginning of period                $28.44         $24.56         $13.80         $18.77         $14.58
                                                    ------         ------         ------         ------         ------
Income from investment operations:
   Net investment loss                               (0.17)^<F20>   (0.11)         (0.07)         (0.23)         (0.13)
   Net realized and unrealized
     gain/(loss) on investments                       3.30           3.98          10.81          (4.66)          4.47
                                                    ------         ------         ------         ------         ------
Total from investment operations                      3.13           3.87          10.74          (4.89)          4.34
                                                    ------         ------         ------         ------         ------
Less distributions:
   From net realized gain on investments             (1.12)         (0.01)            --          (0.09)         (0.15)
                                                    ------         ------         ------         ------         ------
Redemption fees retained                              0.01^<F20>     0.02           0.02           0.01             --
                                                    ------         ------         ------         ------         ------
Net asset value, end of period                      $30.46         $28.44         $24.56         $13.80         $18.77
                                                    ------         ------         ------         ------         ------
                                                    ------         ------         ------         ------         ------
Total return                                         11.06%         15.83%         77.97%        (25.99%)        29.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $264,186       $259,307       $180,380        $48,472        $47,243
Ratio of expenses to average net assets               1.63%          1.61%          1.79%          2.25%          2.25%
Ratio of net investment loss
  to average net assets                              (0.57%)        (0.41%)        (0.74%)        (1.34%)        (1.15%)
Portfolio turnover rate                               3.84%         24.59%         13.64%         28.14%         18.11%

^<F20>   Based on average shares outstanding.

See accompanying Notes to Financial Statements.

                          AL FRANK DIVIDEND VALUE FUND

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                          Investor Class
                                           Investor Class      Advisor Class       ----------------------------
                                             Six Months     April 30, 2006*<F21>                  September 30,
                                               Ended              Through           Year Ended    2004*<F21> to
                                           June 30, 2006       June 30, 2006       December 31,    December 31,
                                            (Unaudited)         (Unaudited)            2005            2004
                                           --------------   --------------------   ------------   -------------
Net asset value,
  beginning of period                          $11.89              $13.18             $11.06          $10.00
                                               ------              ------             ------          ------
Income from
  investment operations:
   Net investment income                         0.03^<F25>          0.03^<F25>         0.04^<F25>      0.02
   Net realized and unrealized
     gain on investments                         0.75               (0.54)              0.83            1.06
                                               ------              ------             ------          ------
Total from
  investment operations                          0.78               (0.51)              0.87            1.08
                                               ------              ------             ------          ------
Less distributions:
   From net
     investment income                             --                  --              (0.03)          (0.02)
   From net realized
     gain on investments                           --                  --              (0.02)             --
                                               ------              ------             ------          ------
                                                   --                  --              (0.05)          (0.02)
                                               ------              ------             ------          ------
Redemption fees retained                         0.00#<F24>^<F25>      --               0.01^<F25>      0.00#<F24>
                                               ------              ------             ------          ------
Net asset value, end of period                 $12.67              $12.67             $11.89          $11.06
                                               ------              ------             ------          ------
                                               ------              ------             ------          ------
Total return                                     6.56%+<F23>        (3.87%)+<F23>       7.95%          10.77%+<F23>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (thousands)                          $28,756                $105            $25,950         $16,144
Ratio of expenses
  to average net assets:
   Before expense
     reimbursement/recoupment                    1.98%**<F22>        1.73%**<F22>       2.13%           2.84%**<F22>
   After expense
     reimbursement/recoupment                    1.98%**<F22>        1.73%**<F22>       1.98%           1.98%**<F22>
Ratio of net investment income
  to average net assets:
   Before expense
     reimbursement/recoupment                    0.42%**<F22>        1.28%**<F22>       0.17%          (0.14%)**<F22>
   After expense
     reimbursement/recoupment                    0.42%**<F22>        1.28%**<F22>       0.33%           0.75%**<F22>
Portfolio turnover rate                          4.31%+<F23>         4.31%+<F23>        8.83%           1.57%+<F23>

 *<F21>   Commencement of operations.
**<F22>   Annualized.
 +<F23>   Not annualized.
 #<F24>   Amount is less than $0.01.
 ^<F25>   Based on average shares outstanding.

See accompanying Notes to Financial Statements.

                                 AL FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 2006 (UNAUDITED)

NOTE 1 - ORGANIZATION

   The Al Frank Fund and the Al Frank Dividend Value Fund (the "Funds") are each diversified series of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Al Frank Fund is to seek growth of capital, which it attempts to achieve by investing in out of favor and undervalued equity securities. The investment objective of the Al Frank Dividend Value Fund is long-term total return from both capital appreciation and, secondarily, dividend income, which it seeks to achieve by investing in dividend-paying equity securities that it believes are out of favor and undervalued. The Al Frank Fund Investor and Advisor Classes commenced operations on January 2, 1998 and April 30, 2006, respectively. The Al Frank Dividend Value Fund Investor and Advisor Classes commenced operations on September 30, 2004 and April 30, 2006, respectively.

   Prior to April 30, 2006, the shares of the Fund had no specific class designation. As of that date, all of the then outstanding shares were redesignated as Investor Class Shares. As part of its multiple class plan, the Funds now also offer Advisor Class Shares. Because the fees and expenses vary between the Investor Class Shares and the Advisor Class Shares, performance will vary with respect to each class. Under normal conditions, the Advisor Class shares are expected to have lower expenses than the investor Class Shares which will result in higher total returns.

   Advisor Class shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Advisor Class Shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers' investment in the Funds. The Funds may also be purchased by qualified investors directly through the Funds' Transfer Agent. Wrap account programs established with broker-dealers or financial intermediaries may purchase Advisor Class Shares only if the program for which the shares are being acquired will not require the Funds to pay any type of distribution or administration payment to any third-party. A registered investment advisor may aggregate all client accounts investing in the Funds to meet the Advisor Class Shares investment minimum.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

   A. Security Valuation: The Funds' investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price doesn't represent fair value, are valued following procedures approved by the Board of Trustees.
       These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. Short-term investments are valued at amortized cost, which approximates market value.

   B. Federal Income Taxes: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

   C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

   D. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

   E. Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting These reclassifications have no effect on net assets or net asset value per share.

   F. REITs: The Funds have made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Funds intend to include the gross dividends from such REIT's in its annual distributions to its shareholders and, accordingly, a portion of the Funds' distributions may also be designated as a return of capital.

   G. Redemption Fees: The Funds charge a 2% redemption fee to shareholders who redeem shares held for less than 60 days. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

   H. New Accounting Pronouncement: On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

   For the six months ended June 30, 2006, Al Frank Asset Management, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the six months ended June 30, 2006, the Al Frank Fund and the Al Frank Dividend Value Fund incurred $1,547,530 and $141,142, respectively, in advisory fees.

   The Funds are responsible for their own operating expenses. For the six months ended June 30, 2006, the Advisor agreed to reduce fees payable to it by the Funds and to pay the Funds' operating expenses to the extent necessary to limit each Fund's Investor Class aggregate annual operating expenses to 1.98% of average daily net assets and each Fund's Advisor Class aggregate annual operating expenses to 1.73% of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of each Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the six months ended June 30, 2006, there were no expenses of the Al Frank Fund subject to recapture pursuant to the aforementioned conditions. For the six months ended June 30, 2006, the Advisor recouped expenses in the amount of $454 for the Al Frank Dividend Value Fund. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

          Year             Amount
          ----             ------
          2009            $59,972

   U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

   Fund asset level                           Fee rate
   ----------------                           --------
   Less than $15 million                      $30,000
   $15 million to less than $50 million       0.20% of average daily net assets
   $50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
   More than $150 million                     0.05% of average daily net assets

   In addition, the Administrator receives an annual fee of $10,000 for each Fund's Advisor Class. For the six months ended June 30, 2006, the Al Frank Fund and the Al Frank Dividend Value Fund incurred $151,760 and $28,229, respectively, in administration fees.

   U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds' custodian.

   Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares.

   Certain officers of the Funds are also employees of the Administrator.

   For the six months ended June 30, 2006, the Al Frank Fund and the Al Frank Dividend Value Fund were allocated $3,481 and $394, respectively, of the Chief Compliance Officer fee.

NOTE 4 - OTHER AFFILIATES

   Investments representing 5% or more of the outstanding securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies as of June 30, 2006 amounted to $1,188,000 representing 0.41% of net assets. Transactions during the six months ended June 30, 2006 in which the issuer was an "affiliated person" are as follows:

                                                  SMITH-MIDLAND CORP.
                                                  -------------------
          Beginning Shares                              440,000

          Beginning Cost                               $454,448
          Purchase Cost                                $     --
          Sales Cost                                   $     --
                                                       --------
          Ending Cost                                  $454,448
                                                       --------
                                                       --------

          Ending Shares                                 440,000

          Dividend Income                              $     --
          Net Realized Gain/(Loss)                     $     --

NOTE 5 - DISTRIBUTION COSTS

   The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of each Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the six months ended June 30, 2006, the Al Frank Fund - Investor Class and the Al Frank Dividend Value Fund - Investor Class paid the Distribution Coordinator $386,826 and $35,242, respectively.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2006, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Fund, were $49,746,801 and $28,737,756, respectively.

   For the six months ended June 30, 2006, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Dividend Value Fund, were $1,912,292 and $1,170,995, respectively.

NOTE 7 - LINE OF CREDIT

   The Al Frank Fund and Al Frank Dividend Value Fund have lines of credit in the amounts of $25,000,000 and $8,400,000, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds' custodian, U.S. Bank, N.A. During the six months ended June 30, 2006, the Funds did not draw upon the lines of credit.

NOTE 8 - INCOME TAXES

   Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of distributions received from Real Estate investment Trusts, wash sale losses deferred, and losses realized subsequent to October 31 on the sale of securities.

   The tax character of distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005 for the Al Frank Fund was as follows:

                                           2006           2005
                                           ----           ----
       Long-term capital gains           $     --      $9,305,640

   The tax character of distributions paid during the six months ended June 30, 2006 and the year ended December 31, 2005 for the Al Frank Dividend Value Fund were as follows:

                                           2006           2005
                                           ----           ----
       Ordinary income                   $     --       $71,965
       Long-term capital gains           $     --       $35,698

   As of December 31, 2005, the Funds' most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                                                    AL FRANK
                                                   AL FRANK      DIVIDEND VALUE
                                                     FUND             FUND
                                                   --------      --------------
      Cost of investments                        $194,546,396      $23,415,952
                                                 ------------      -----------
      Gross tax unrealized appreciation            91,974,513        4,055,038
      Gross tax unrealized depreciation           (20,530,515)      (1,258,073)
                                                 ------------      -----------
      Net tax unrealized appreciation            $ 71,443,998      $ 2,796,965
                                                 ------------      -----------
                                                 ------------      -----------
      Undistributed ordinary income              $         --      $    71,448
      Undistributed long-term capital gain          2,932,875           32,690
                                                 ------------      -----------
      Total distributable earnings               $  2,932,875      $   104,138
                                                 ------------      -----------
                                                 ------------      -----------
      Other accumulated gains/(losses)           $         --      $        --
                                                 ------------      -----------
      Total accumulated earnings/(losses)        $ 74,376,873      $ 2,901,103
                                                 ------------      -----------
                                                 ------------      -----------

   The Al Frank Dividend Value Fund utilized its capital loss carryforward of $7,995 in the year ended December 31, 2005.

                                 AL FRANK FUNDS

NOTICE TO SHAREHOLDERS AT JUNE 30, 2006 (UNAUDITED)

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

   A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (888) 263-6443 or on the U.S. Securities and Exchange Commission's (SEC's) website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING RECORDS FOR THE
12-MONTH PERIOD ENDED JUNE 30, 2006

   Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2006 is available without charge, upon request, by calling (888) 263-6443. Furthermore, you can obtain the Funds' proxy voting records on the SEC's website at http://www.sec.gov.
------------------

QUARTERLY FILINGS ON FORM N-Q

   The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov. The Funds'
                                                ------------------
Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

   Information included in the Funds' Form N-Q is also available by calling
(888) 263-6443.

                                    ADVISOR
                        Al Frank Asset Management, Inc.
                         32392 Coast Highway, Suite 260
                            Laguna Beach, CA  92651
                              www.alfrankfunds.com

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202
                                 (888) 263-6443

                                   CUSTODIAN
                                U.S. Bank, N.A.
                    1555 North RiverCenter Drive, Suite 302
                              Milwaukee, WI  53212

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                            Philadelphia, PA  19103

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA  94105

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus. Statements and other information herein are dated and are subject to change.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant's independent trustees serve as its nominating committee, however, they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Advisors Series Trust
                   --------------------------------------------------

     By (Signature and Title)*<F26>  /s/ Eric M. Banhazl
                                     --------------------------------
                                     Eric M. Banhazl, President

     Date   9/6/06
            ---------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F26>  /s/ Eric M. Banhazl
                                     --------------------------------
                                     Eric M. Banhazl, President

     Date   9/6/06
            ---------------------------------------------------------

     By (Signature and Title)*<F26>  /s/ Douglas G. Hess
                                     --------------------------------
                                     Douglas G. Hess, Treasurer

     Date   9/6/06
            ---------------------------------------------------------

*<F26> Print the name and title of each signing officer under his or her signature.